Revenue from contract with customers	6 Months Ended
Jun. 30, 2026
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contract with customers	Revenue from contract with customers
10.1 Disaggregation of revenue
The Company distinguishes between revenue recognized over time and revenue recognized at a point in time.
The table below presents revenue by service contract type, geographic market, and the timing of performance obligation satisfaction (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Type of service (1)
Social casino game	$77,298	$69,339	$154,244	$139,620
Geographic market (1)
U.S.	58,462	60,498	115,930	121,512
International	18,836	8,841	38,314	18,108
Total	$77,298	$69,339	$154,244	$139,620
Timing of revenue recognition (1)
Over time	$77,149	$69,268	$153,954	$139,471
At a point in time	149	71	290	149
Total (1)	$77,298	$69,339	$154,244	$139,620
(1)iGaming revenues are excluded and amounted to $16,990 thousand for the three months ended June 30, 2026, $34,166 thousand for the six months ended June 30, 2026, $15,474 thousand for the three months ended June 30, 2025, and $28,685 thousand for the six months ended June 30, 2025.
The following table disaggregates revenue between Third-Party Platforms and Direct-to-Consumers (in thousands):

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
Third-Party Platforms	$36,787	$58,680	$79,755	$119,964
Direct-to-Consumers (1)	40,511	10,659	74,489	19,656
Total (2)	$77,298	$69,339	$154,244	$139,620
(1)Direct-to-Consumer (“DTC”) revenue represents revenue from purchases made through Company-owned channels, including web storefront transactions and other direct payment flows.
(2)iGaming revenues are excluded and amounted to $16,990 thousand for the three months ended June 30, 2026, $34,166 thousand for the six months ended June 30, 2026, $15,474 thousand for the three months ended June 30, 2025, and $28,685 thousand for the six months ended June 30, 2025.
10.2 Contract assets, contract liabilities with customers
The following table summarizes our opening and closing balances in contract assets and contract liabilities (in thousands):

	June 30, 2026	December 31, 2025
Contract assets (1)	$465	$518
Contract liabilities (2)	1,722	1,861
(1)Contract assets are included within prepaid expenses and other assets in our consolidated interim financial position.
(2)The amount of revenue recognized during the current year from the contract liabilities balance at the beginning of the reporting period is $1,861 thousand for the six months ended June 30, 2026 and $1,754 thousand for the six months ended June 30, 2025.